Note 5 - Allowance for Loan Losses - Segregated by Class of Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses, beginning balance	$ 8,923,293	$ 8,603,905	$ 8,802,316
Allowance for loan losses, charge-offs	(2,915,753)	(2,087,850)	(2,083,347)
Allowance for loan losses, recoveries	1,109,968	1,345,238	1,019,436
Provision for Loan Losses	390,000	1,062,000	865,500
Allowance for loan losses, ending balance	7,507,508	8,923,293	8,603,905
Allowance for loan losses, provision	390,000	1,062,000	865,500
Commercial [Member] | Commercial and Agricultural Portfolio Segment [Member]
Allowance for loan losses, beginning balance	456,197	855,364	497,561
Allowance for loan losses, charge-offs	(299,079)	(304,918)	(454,971)
Allowance for loan losses, recoveries	136,499	66,738	52,111
Provision for Loan Losses	153,058	(160,987)	760,663
Allowance for loan losses, ending balance	446,675	456,197	855,364
Allowance for loan losses, provision	153,058	(160,987)	760,663
Commercial [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	5,750,998	3,850,527	3,664,777
Allowance for loan losses, charge-offs	(966,014)	(992,067)	(275,297)
Allowance for loan losses, recoveries	527,150	206,154	270,003
Provision for Loan Losses	(1,438,175)	2,686,384	191,044
Allowance for loan losses, ending balance	3,873,959	5,750,998	3,850,527
Allowance for loan losses, provision	(1,438,175)	2,686,384	191,044
Agricultural [Member] | Commercial and Agricultural Portfolio Segment [Member]
Allowance for loan losses, beginning balance	167,692	203,091	304,172
Allowance for loan losses, charge-offs	(159,500)	(19,258)	(5,000)
Allowance for loan losses, recoveries	3,963	4,150	3,600
Provision for Loan Losses	173,749	(20,291)	(99,681)
Allowance for loan losses, ending balance	185,904	167,692	203,091
Allowance for loan losses, provision	173,749	(20,291)	(99,681)
Commercial Construction [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	322,725	690,766	1,222,695
Allowance for loan losses, charge-offs	(51,977)	(25,318)	(97,698)
Allowance for loan losses, recoveries	266,459	814,586	485,834
Provision for Loan Losses	678,808	(1,157,309)	(920,065)
Allowance for loan losses, ending balance	1,216,015	322,725	690,766
Allowance for loan losses, provision	678,808	(1,157,309)	(920,065)
Residential Construction [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	13,491	19,890	138,092
Allowance for loan losses, charge-offs
Allowance for loan losses, recoveries
Provision for Loan Losses	(13,491)	(6,399)	(118,202)
Allowance for loan losses, ending balance		13,491	19,890
Allowance for loan losses, provision	(13,491)	(6,399)	(118,202)
Residential [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	1,396,099	1,990,355	2,425,327
Allowance for loan losses, charge-offs	(1,048,337)	(361,630)	(929,668)
Allowance for loan losses, recoveries	82,079	49,660	109,626
Provision for Loan Losses	538,260	(282,286)	385,070
Allowance for loan losses, ending balance	968,101	1,396,099	1,990,355
Allowance for loan losses, provision	538,260	(282,286)	385,070
Farmland [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	722,331	911,692	103,800
Allowance for loan losses, charge-offs	(60,902)	(119,576)	(40,000)
Allowance for loan losses, recoveries	16,750	145,000	20,000
Provision for Loan Losses	101,352	(214,785)	827,892
Allowance for loan losses, ending balance	779,531	722,331	911,692
Allowance for loan losses, provision	101,352	(214,785)	827,892
Consumer [Member] | Consumer and Other Portfolio Segment [Member]
Allowance for loan losses, beginning balance	80,265	63,377	66,914
Allowance for loan losses, charge-offs	(329,944)	(265,083)	(255,062)
Allowance for loan losses, recoveries	74,933	52,629	61,976
Provision for Loan Losses	208,739	229,342	189,549
Allowance for loan losses, ending balance	33,993	80,265	63,377
Allowance for loan losses, provision	208,739	229,342	189,549
Other [Member] | Consumer and Other Portfolio Segment [Member]
Allowance for loan losses, beginning balance	13,495	18,843	378,978
Allowance for loan losses, charge-offs			(25,651)
Allowance for loan losses, recoveries	2,135	6,321	16,286
Provision for Loan Losses	(12,300)	(11,669)	(350,770)
Allowance for loan losses, ending balance	3,330	13,495	18,843
Allowance for loan losses, provision	$ (12,300)	$ (11,669)	$ (350,770)